Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2025
Other Operating Income and Expenses [Abstract]
Other operating Income and Expenses
34.	Other operating income and expenses:

a)	During the year 2025, 2024 and 2023, the Bank and its subsidiaries record other operating income, detailed as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$

Expense recovery	26,688	26,179	26,310
Indexation of tax refunds from previous years	11,094	8,451	6,905
Income from investment property	6,976	7,147	6,793
Indexation of monthly tax provisional payments	2,765	9,771	9,146
Release of provisions not related to credit risk	—	—	23,355
Other income	954	229	430
Total	48,477	51,777	72,939

b)	During the year 2025, 2024 and 2023, the Bank and its subsidiaries present other operating expenses, according to the following:

	2025	2024	2023
	MCh$	MCh$	MCh$

Write-offs for operating risks	27,568	29,407	30,473
Expense in insurance premiums to cover operational risk events	6,634	6,275	5,779
Expenses for financial lease loan operations	4,240	6,976	4,071
Card administration	3,963	2,209	606
Legal expenses and lawsuits	1,884	2,847	3,063
Write-offs for commercial decisions	766	407	290
Provision for pending operations	514	(124)	(117)
Provisions for lawsuits and litigation	445	419	(617)
Expenses for write-off of leased assets recoveries	398	195	493
Life insurance	320	343	275
Appraisal expense	307	256	250
Renegotiated loan insurance premium	192	235	290
(Release) expense on provisions for operational risk	(355)	558	(706)
Expense recovery from operational risk events	(13,554)	(14,314)	(9,216)
Other expenses	636	350	1,156
Total	33,958	36,039	36,090